Property and equipment, net (Tables)	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment, net

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
	(Audited)
Office equipment	1,140,456	1,140,456	157,831
Mechanical equipment	1,059,178	1,059,178	146,583
Electronic and other equipment	2,454,537	2,800,025	387,503
Vehicles	43,982	43,982	6,087
Subtotal	4,698,153	5,043,641	698,004
Less: accumulated depreciation	(3,050,277)	(3,387,018)	(468,739)
Total	1,647,876	1,656,623	229,265